Income Taxes (Details 4) (USD $)	12 Months Ended
Dec. 31, 2011
Deferred tax assets, net operating loss
Net operating loss	$ (15,765,587)
U.S. [Member]
Deferred tax assets, net operating loss
Net operating loss	(11,870,677)
Expiration Date	Dec. 31, 2031
Hong kong [Member]
Deferred tax assets, net operating loss
Net operating loss	(3,709,718)
BVI [Member]
Deferred tax assets, net operating loss
Net operating loss	$ (185,192)